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THE HARTFORD

July 17, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

Attention: Division of Investment Management

RE:	Hartford Life Insurance Company Separate Account Eleven (“Registrant”)
333-72042 – State of Iowa Retirement Investors Club 403(b) – HV-7969

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.                                                The Prospectus Supplement and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant’s most recent post-effective amendment; and

2.                                                The text of the Registrant’s most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on June 27, 2012.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 843-3991.

Very truly yours,

/s/ Lynn Higgins

Lynn Higgins

Senior Legal Specialist